SHARE BASED COMPENSATION - Fair value of options granted (Details) - Share options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share at grant date	$ 0.2184						$ 0.008
Exercise price	$ 1.1853				$ 0.00001	$ 0.00001	$ 0.00001
Expected volatility	55.00%			39.00%	39.00%	39.00%	40.00%
Contractual life	10 years	10 years	10 years	10 years	10 years	10 years	10 years
Risk free interest rate	0.88%
Expected dividend	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share at grant date		$ 0.274	$ 0.147	$ 0.034	$ 0.019	$ 0.008
Exercise price		$ 0.00001	$ 0.0001	$ 0.00001
Expected volatility		37.00%	35.00%
Risk free interest rate		3.00%	3.10%	3.00%	2.30%	2.50%	3.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share at grant date		$ 0.484	$ 0.405	$ 0.059	$ 0.03	$ 0.016
Exercise price		$ 0.274	$ 0.2	$ 0.04
Expected volatility		39.00%	38.00%
Risk free interest rate		3.40%	3.80%	3.20%	3.00%	3.10%	3.10%